Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Information

		Adjusted
Year Ended December 31, 2021	Revenue	EBITDA
Ingredients	$90,654	$(29,592)
Fresh	56,266	(3,069)
Unallocated and other	292	(47,719)
Total segment results	$147,212	$(80,380)

Adjustments to reconcile consolidated net loss to Adjusted EBITDA:

Consolidated net loss	$(126,247)
Interest expense, net	4,490
Income tax expense (benefit)	231
Depreciation and amortization	12,817
Stock-based compensation	7,183
Change in fair value of warrants	(12,127)
Other non-recurring costs, including acquisition costs	3,994
Employee retention credit	(2,226)
Merger transaction costs	11,693
Non-recurring public company readiness costs	5,265
Loss on extinguishment of debt	11,742
South America seed production costs	2,805
Total Adjusted EBITDA	$(80,380)

		Adjusted
Year Ended December 31, 2020	Revenue	EBITDA
Ingredients	$58,566	$(7,999)
Fresh	55,278	218
Unallocated and other	504	(38,690)
Total segment results	$114,348	$(46,471)

Adjustments to reconcile consolidated net loss to Adjusted EBITDA:

Consolidated net loss	$(67,159)
Interest expense, net	6,708
Income tax (expense) benefit	48
Depreciation and amortization	7,504
Stock-based compensation	1,010
Change in fair value of warrants	661
Other non-recurring costs, including acquisition costs	(75)
Impairment of goodwill	4,832
Total Adjusted EBITDA	$(46,471)

		Adjusted
Year Ended December 31, 2019	Revenue	EBITDA
Ingredients	$49,193	$2,239
Fresh	28,573	(1,253)
Unallocated and other	1,757	(36,247)
Total segment results	$79,523	$(35,261)

Adjustments to reconcile consolidated net loss to Adjusted EBITDA:

Consolidated net loss	$(43,910)
Interest expense, net	195
Income tax (expense) benefit	19
Depreciation and amortization	3,790
Stock-based compensation	644
Other non-recurring costs, including acquisition costs	4,001
Total Adjusted EBITDA	$(35,261)